Consolidated income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 4,286.7	$ 4,195.2	$ 3,892.1
Cost of sales	(2,607.7)	(2,374.9)	(2,150.4)
Investment income	13.3	8.3	8.7
Finance expense	(72.5)	(100.9)	(126.7)
Gain/(loss) on financial instruments	24.0	(100.4)	(238.9)
Foreign exchange gain/(loss)	6.7	(1.9)	8.6
Other costs, net	(15.3)	(49.2)	(11.5)
Share-based payments	(6.9)	(12.7)	(14.5)
Long-term incentive plan	(29.0)	(28.5)	(51.3)
Exploration expense	(81.0)	(60.6)	(49.7)
Share of results of equity accounted investees, net of taxation	10.1	(32.0)	(2.6)
Yamana break fee	300.0	0.0	0.0
Yamana transaction costs	(33.0)	0.0	0.0
Restructuring costs	(11.3)	(1.3)	(2.0)
Silicosis settlement costs	2.2	0.7	(0.3)
Impairment, net of reversal of impairment of investments and assets	(505.0)	(42.4)	50.6
Ghana expected credit loss	(17.5)	(41.1)	(29.0)
Profit/(loss) on disposal of assets	10.4	8.5	(0.2)
Profit before royalties and taxation	1,274.2	1,366.8	1,282.9
Royalties	(110.4)	(112.4)	(105.0)
Profit before taxation	1,163.8	1,254.4	1,177.9
Mining and income taxation	(442.1)	(424.9)	(432.5)
Profit for the year	721.7	829.5	745.4
Profit attributable to:
– Owners of the parent	711.0	789.3	723.0
– Non-controlling interests	$ 10.7	$ 40.2	$ 22.4
Earnings per share attributable to owners of the parent:
Basic earnings per share (in USD per share)	$ 0.80	$ 0.89	$ 0.82
Diluted earnings per share (in USD per share)	$ 0.78	$ 0.88	$ 0.81